Organization and Principal Activities (Details) - Schedule of Subsidiaries	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
VCI Global Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 29, 2020
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company.
V Capital Kronos Berhad [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 09, 2020
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company.
V Capital Venture Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 19, 2014
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Accuventures Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jun. 22, 2015
Percentage of effective ownership	100.00%	80.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 26, 2020
Percentage of effective ownership	100.00%	80.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Carry on licensed money lending activities, consulting, information technology development, and computer software programming.
V Capital Advisory Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 02, 2018
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 18, 2018
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 03, 2016
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Generative AI Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 21, 2023
Percentage of effective ownership	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of Artificial Intelligence, image processing, communication, networking & process control software services.
Imej Jiwa Communication Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 29, 2012
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of investor relation consultation services.
AB Management and Consultancy Services Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 04, 2020
Percentage of effective ownership	80.00%	80.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Holding company.
Elmu Education Group Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 12, 2020
Percentage of effective ownership	56.00%	56.00%	56.00%
Place of incorporation	Malaysia
Principal activities	Education and training services.
Elmu V Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 18, 2021
Percentage of effective ownership	69.20%	69.20%	69.20%
Place of incorporation	Malaysia
Principal activities	Education and training services.
Elmu Higher Education Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 24, 2021
Percentage of effective ownership	56.00%	56.00%	56.00%
Place of incorporation	Malaysia
Principal activities	Education and training services.
V Capital Real Estate Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 07, 2021
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of real estate management consultancy services.
V Capital Robotics Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 10, 2021
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant.
VCI Energy Sdn Bhd (F.K.A TGI V Sdn Bhd) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 11, 2021
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant.
VCI Global Brands Limited (formerly known as VCIG Limited) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 29, 2020
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant.
V Galactech Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 01, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development.
VC Acquisition Ltd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 01, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant.
VC Acquisition II Ltd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 01, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant.
V Capital Real estate Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 02, 2024
Place of incorporation	British Virgin Island
Principal activities	Engage in leasing and operational management of resort properties